Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - USD ($)		12 Months Ended
		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Weighted Average Number of Ordinary Shares Diluted (in Shares)	[1]	13,012,866	12,805,707	10,000,000
Loss Per Share Diluted (in Dollars per share)	[1]	$ (0.45)	$ (0.58)	$ (0.13)
General and Administrative
Share-based compensation		$ 0.9	$ 1.5
Research and Development
Share-based compensation		$ 0.03	$ 1.2

[1]	Giving retroactive effect to the 1000-for-1 share split effected on May 31, 2021